Total
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs Imprint Emerging Markets Opportunities Fund
Goldman Sachs Imprint Emerging Markets Opportunities Fund—Summary
Investment Objective
The Goldman Sachs Imprint Emerging Markets Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 102 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-125 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Inv, R6 Shares - Goldman Sachs Imprint Emerging Markets Opportunities Fund		Class A	Class C	Institutional	Investor	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Inv, R6 Shares - Goldman Sachs Imprint Emerging Markets Opportunities Fund		Class A	Class C	Institutional	Investor	Class R6
Management Fees	[1]	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	none	none
Other Expenses	[2]	1.72%	1.97%	1.59%	1.72%	1.58%
Service Fees		none	0.25%	none	none	none
All Other Expenses		1.72%	1.72%	1.59%	1.72%	1.58%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[3]	3.04%	3.79%	2.66%	2.79%	2.65%
Expense Limitation	[4]	(1.39%)	(1.39%)	(1.39%)	(1.39%)	(1.39%)
Total Annual Fund Operating Expenses	[5]	1.65%	2.40%	1.27%	1.40%	1.26%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” for Class A, Class C, Investor and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets through at least February 28, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[5]	After Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Inv, R6 Shares - Goldman Sachs Imprint Emerging Markets Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	708	1,314	1,943	3,628
Class C Shares	343	1,030	1,836	3,939
Institutional Shares	129	694	1,285	2,890
Investor Shares	142	733	1,351	3,017
Class R6 Shares	128	691	1,280	2,880

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Inv, R6 Shares | Goldman Sachs Imprint Emerging Markets Opportunities Fund | Class C Shares | USD ($)	243	1,030	1,836	3,939

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2019 was 85% of the average value of its portfolio.
Principal Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 20-50 companies that are considered by the Investment Adviser to be positioned to drive global growth in the next century.

The Investment Adviser employs an opportunistic and multi-disciplinary investment approach and pursues risk-reward opportunities with respect to investments in or relating to emerging markets. The Investment Adviser will generally seek to avoid (but is not restricted from investing in) companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including:
  gambling,
  alcohol,
  tobacco,
  coal, and
  weapons.
The Investment Adviser’s investment appraisal includes an analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. Prior to making an investment, it is expected that the Investment Adviser will conduct due diligence on all aspects of the investment that it deems relevant, which may include without limitation business, financial, tax, accounting, environmental, legal or other factors, in order to determine whether the investment is appropriate for the Fund. The Investment Adviser expects to evaluate its existing investments on an ongoing basis to determine whether its investment thesis with respect to an investment is intact. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and environmental, social and governance (“ESG”) analysis. The Investment Adviser determines in its sole discretion to invest in a company after consideration of all relevant facts. In addition, the Investment Adviser seeks to avoid what it believes to be structurally unattractive market segments.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or ETFs), rights and warrants. The Fund’s investments may include companies of all capitalization sizes.

The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) developed country and frontier country investments; and (ii) fixed income investments, including non-investment grade fixed income securities. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

In general, the Investment Adviser considers a country an emerging market if the country is included in any one of the Morgan Stanley Capital Index (“MSCI”) Emerging Markets equity indices. The Investment Adviser generally considers a country a developed market if the country is included in any one of the MSCI Developed Markets equity indices. The Investment Adviser generally considers a country a frontier market if the country is not included in any one of the MSCI Emerging Markets or Developed Markets equity indices or is otherwise unclassified by MSCI.

The Fund’s benchmark index is the MSCI Emerging Markets Index (Net, USD, Unhedged).
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund’s principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.

Banking Industry Risk.  An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

ESG Standards Risk.  The Investment Adviser’s ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Investment Adviser will generally seek to avoid (but is not restricted from making) investments in companies that the Investment Adviser believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and companies that the Investment Adviser believes show inadequate governance standards (e.g., certain state-owned enterprises). The Investment Adviser’s ESG analysis may also affect the Fund’s performance relative to similar funds that do not apply such analysis. Additionally, the Investment Adviser’s application of the ESG analysis in connection with identifying and selecting equity investments in emerging and frontier country issuers often requires subjective analysis and may be relatively more difficult than applying the ESG analysis to equity investments of all issuers because data availability may be more limited with respect to emerging and frontier country issuers than developed country issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The Investment Adviser’s application of the ESG analysis may be changed without shareholder approval.

Foreign, Emerging and Frontier Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of emerging and frontier market country issuers.

The Fund may invest heavily in issuers located in Brazil, Russia, India, China, Korea, Mexico and South Africa, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these seven countries, which may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Foreign Custody Risk.  The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk.  The Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Sector Risk.  To the extent the Fund focuses its investments in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of broad-based securities market indices. Through August 30, 2019, the Fund had been known as the Goldman Sachs N-11 Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to the close of business on August 30, 2019. In addition, after the close of business on August 30, 2019, the Fund’s benchmark changed from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI Emerging Markets Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q1 ‘12 +11.20% Worst Quarter Q3 ‘15 –13.33%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2019
Average Annual Total Returns - Class A, C, Inst, Inv, R6 Shares - Goldman Sachs Imprint Emerging Markets Opportunities Fund		1 Year	5 Year	Since Inception	Inception Date
Class A Shares		5.58%	(3.89%)	(1.52%)	Feb. 28, 2011
Class A Shares | Returns After Taxes on Distributions		4.63%	(3.80%)	(1.43%)	Feb. 28, 2011
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		4.25%	(2.59%)	(0.90%)	Feb. 28, 2011
Class C Shares		9.69%	(3.51%)	(1.63%)	Feb. 28, 2011
Institutional Shares		12.03%	(2.41%)	(0.50%)	Feb. 28, 2011
Investor Shares		12.05%	(2.53%)	(0.63%)	Feb. 28, 2011
Class R6 Shares	[1]	11.96%	(2.40%)	(0.50%)	Feb. 28, 2018
Class R6 Shares | MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	9.37%	(1.30%)	1.07%	Feb. 28, 2018
Class R6 Shares | MSCI Emerging Markets Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	[1]	18.42%	5.61%	2.71%	Feb. 28, 2018
[1]	Class R6 Shares commenced operations on February 28, 2018. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares' inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.